FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of foreign currency risk on net working capital and sensitivity analysis [Table Text Block]

Canadian
Dollars
Cash	$3,899
Accounts payable	(138,709)
Loan	(40,000)
Total foreign currency working capital	(174,810)
US$exchange rate at December 31, 2021	0.7888
Total foreign currency net working capital in US$	(137,890)
Impact of a 10% strengthening of the US$on net income	(13,789)